Pay vs Performance Disclosure - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Net Income (Loss)	¥ (61,236)	¥ (159,590)	¥ (91,022)